Retirement benefit and other post-retirement obligations (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Defined Plan Analysis
At 31 December 2024, the UK Group pla
n h
ad approximately 25,900 members, analysed in the following table:

All figures in %	Active	Deferred	Pensioners	Total
Defined benefit	–	13	34	47
Defined contribution	11	42	–	53
Total	11	55	34	100

Summary of Principal Assumptions Used for UK Group Plan and US PRMB
Assumptions
The principal assumptions used for the UK Group plan and the US PRMB are shown below. Weighted average assumptions have been shown for the other plans, which primarily relate to US pension plans.

			2024			2023			2022

All figures in %	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB
Inflation	3.1	2.0	–	3.0	2.0	–	3.4	2.0	–

Rate used to discount plan liabilities	5.5	5.1	5.4	4.6	4.9	5.0	4.9	5.3	5.3

Expected rate of increase in salaries	3.6	2.5	–	3.5	2.5	–	3.9	2.9	–

Expected rate of increase for pensions in payment and deferred pensions	1.85 to 5.15	–	–	1.75 to 5.10	–	–	1.95 to 5.20	–	–

Initial rate of increase in healthcare rate	–	–	7.0	–	–	6.5	–	–	6.5

Ultimate rate of increase in healthcare rate	–	–	5.0	–	–	5.0	–	–	5.0

Summary of Remaining Average Life Expectancy in Years of Pensioner Retiring at Age 65
Using the above tables, the remaining average life expectancy in years of a pensioner retiring at age 65 on the balance sheet date for the UK Group plan and US plans is as follows:

			UK			US

All figures in years	2024	2023	2022	2024	2023	2022
Male	21.3	21.8	22.5	20.7	20.7	20.6
Female	24.5	24.1	24.7	22.7	22.6	22.6
The remaining average life expectancy in years of a pensioner retiring at age 65, 20 years after the balance sheet date, for the UK and US Group plans is as follows:

			UK			US

All figures in years	2024	2023	2022	2024	2023	2022
Male	22.9	23.4	24.1	22.2	22.2	22.1
Female	26.2	25.8	26.4	24.1	24.1	24.0

Summary of Amounts Recognised in Income Statement
The amounts recognised in the income statement are as follows:

						2024
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	17	2	19	41	–	60

Past service cost	13	–	13	–	–	13

Settlements	–	–	–	–	–	–

Administration expenses	8	–	8	–	–	8
Total operating expense	38	2	40	41	–	81

Interest on plan assets	(138)	(5)	(143)	–	–	(143)

Interest on plan liabilities	116	5	121	–	1	122

Net finance (income)/expense	(22)	–	(22)	–	1	(21)

Net income statement charge	16	2	18	41	1	60

						2023

All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	16	2	18	45	–	63

Past service cost	–	–	–	–	–	–

Settlements	–	–	–	–	–	–

Administration expenses	8	–	8	–	–	8

Total operating expense	24	2	26	45	–	71

Interest on plan assets	(148)	(5)	(153)	–	–	(153)

Interest on plan liabilities	121	6	127	–	–	127

Net finance (income)/expense	(27)	1	(26)	–	–	(26)

Net income statement charge	(3)	3	–	45	–	45

						2022

All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	17	2	19	46	–	65

Past service cost	3	–	3	–	–	3

Settlements	–	–	–	–	–	–

Administration expenses	7	–	7	–	–	7
Total operating expense	27	2	29	46	–	75

Interest on plan assets	(77)	(3)	(80)	–	–	(80)

Interest on plan liabilities	67	3	70	–	1	71

Net finance (income)/expense	(10)	–	(10)	–	1	(9)

Net income statement charge	17	2	19	46	1	66

Summary of Amounts Recognised in Balance Sheet
The amounts recognised in the balance sheet are as follows:

				2024				2023

All figures in £ millions	UK Group plan	Other funded plans	Other unfunded plans	Total	UK Group plan	Other funded plans	Other unfunded plans	Total
Fair value of plan assets	2,927	84	–	3,011	3,060	107	–	3,167

Present value of defined benefit obligation	(2,443)	(77)	(14)	(2,534)	(2,569)	(99)	(15)	(2,683)
Net pension asset/ (liability)	484	7	(14)	477	491	8	(15)	484

Other post-retirement medical benefit obligation				(19)				(21)

Other pension accruals				(8)				(8)

Net retirement benefit asset				450				455

Analysed as:

Retirement benefit assets				491				499

Retirement benefit obligations				(41)				(44)

Summary of Gains (Losses) Recognised in Other Comprehensive Income
The following gains/(losses) have been recognised in other comprehensive income:

All figures in £ millions	2024	2023	2022
Amounts recognised for defined benefit plans	4	(86)	44

Amounts recognised for post-retirement medical benefit plans	1	1	10
Total recognised in year	5	(85)	54

Summary of Fair Value of Plan Assets
The fair value of plan assets comprises the following:

			2024			2023

All figures in %	UK Group plan	Other funded plans	Total	UK Group plan	Other funded plans	Total
Insurance	31	–	31	33	–	33

Equities	17	1	18	15	1	16

Fixed interest securities	7	2	9	6	2	8

Property	5	–	5	5	–	5

Pooled asset investment funds (including LDI)	22	–	22	24	–	24

Infrastructure	11	–	11	11	–	11

Cash and cash equivalents	2	–	2	1	–	1

Other	2	–	2	2	–	2

Summary of Quoted and Non Quoted Market Price
The plan assets do not include any of the Group’s own financial instruments, or any property occupied by the Group. The table below further disaggregates the plan assets into those assets which have a quoted market price in an active market and those that do not:

		2024		2023

All figures in %	Quoted market price	No quoted market price	Quoted market price	No quoted market price
Insurance	–	31	–	33

Equities	18	–	16	–

Fixed-interest securities	9	–	8	–

Property	–	5	–	5

Pooled asset investment funds (including LDI)	22	–	24	–

Infrastructure	–	11	–	11

Cash and cash equivalents	–	2	–	1

Other	–	2	–	2

Total	49	51	48	52

Summary of Liquidity Profile of UK Group Plan Assets	The liquidity profile of the UK Group plan assets is as follows:

All figures in %	2024	2023
Liquid – call <1 month	50	48

Less liquid – call 1–3 months	2	2

Illiquid – call >3 months	48	50

Summary of Changes in Values of Plan Assets and Liabilities
Changes in the values of plan assets and liabilities of the retirement benefit plans are as follows:

			2024			2023

All figures in £ millions	UK Group plan	Other plans	Total	UK Group plan	Other plans	Total
Fair value of plan assets

Opening fair value of plan assets	3,060	107	3,167	3,088	104	3,192

Exchange differences	–	(2)	(2)	–	(6)	(6)

Interest on plan assets	138	5	143	148	5	153

Return on plan assets excluding interest	(144)	1	(143)	(48)	5	(43)

Contributions by employer	8	1	9	–	15	15

Contributions by employees	7	–	7	7	–	7

Benefits paid	(142)	(12)	(154)	(135)	(14)	(149)

Settlements	–	(16)	(16)	–	(2)	(2)

Closing fair value of plan assets	2,927	84	3,011	3,060	107	3,167

Present value of defined benefit obligation

Opening defined benefit obligation	(2,569)	(114)	(2,683)	(2,514)	(123)	(2,637)

Exchange differences	–	–	–	–	6	6

Current service cost	(17)	(2)	(19)	(16)	(2)	(18)

Past service cost	(13)	–	(13)	–	–	–

Administration expenses	(8)	–	(8)	(8)	–	(8)

Interest on plan liabilities	(116)	(5)	(121)	(121)	(6)	(127)

Actuarial losses – experience	(53)	–	(53)	(61)	(2)	(63)

Actuarial gains – demographic	38	–	38	52	–	52

Actuarial gains/(losses) – financial	160	2	162	(29)	(3)	(32)

Contributions by employees	(7)	–	(7)	(7)	–	(7)

Benefits paid	142	12	154	135	14	149

Settlements	–	16	16	–	2	2

Closing defined benefit obligation	(2,443)	(91)	(2,534)	(2,569)	(114)	(2,683)
The weighted average duration of the defined benefit obligation is 11 years for the UK and six years for the US.

Summary of Changes in Value of US PRMB
Changes in the value of the US PRMB are as follows:

All figures in £ millions	2024	2023
Opening defined benefit obligation	(21)	(25)

Exchange differences	–	1

Interest on plan liabilities	(1)	–

Actuarial gains – experience	1	2

Actuarial losses – financial	–	(1)

Benefits paid	2	2

Closing defined benefit obligation	(19)	(21)

Summary of Effect Percentage of Discount Rate Increase (Decrease) on Defined Benefit Obligation and Total Pension Expense
The effect of a one percentage point increase and decrease in the discount rate on the defined benefit obligation and the total pension expense is as follows:

		2024

All figures in £ millions	1% increase	1% decrease
Effect:
(Decrease)/increase in defined benefit obligation – UK Group plan	(158)	190
(Decrease)/increase in defined benefit obligation – US plan	(4)	4
The effect of members living one year more or one year less on the defined benefit obligation is as follows:

		2024

All figures in £ millions	One year increase	One year decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	44	(43)
Increase/(decrease) in defined benefit obligation – US plan	2	(2)
The effect of a half percentage point increase and decrease in the inflation rate is as follows:

		2024

All figures in £ millions	0.5% increase	0.5% decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	36	(36)
Increase/(decrease) in defined benefit obligation – US plan	–	–